Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Trade and Other Payables

Note 5 - Trade and Other Payables

Trade and other payables consist of the following:

	December 31, 2020	December 31, 2019

Accounts Payable – Trade	$569,999	$599,306
Accrued Expenses	123,613	232,827
Deferred Compensation	-	59,750
Accounts Payable – Other (Note 3)	1,510,290	-
	$2,203,902	$891,883

See Note 11 for related party information.